Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Instrument [Line Items]
Total Indebtedness
Cleco’s total indebtedness as of December 31, 2016, and 2015 was as follows:

Cleco
	SUCCESSOR	PREDECESSOR
(THOUSANDS)	AT DEC. 31, 2016	AT DEC. 31, 2015
Total Cleco Power long-term debt, net	$1,235,056	$1,234,039
Senior notes, 3.250%, due 2023	165,000	—
Senior notes, 3.743%, due 2026	535,000	—
Senior notes, 4.973%, due 2046	350,000	—
Bank term loan, variable rate, due 2021	300,000	—
Credit facility draws	—	34,000
Unamortized debt issuance costs	(2,261)	(336)
Fair value adjustment	155,776	—
Total long-term debt, net	$2,738,571	$1,267,703

Future Amounts Payable Under Long-Term Debt Agreements
The principal amounts payable under long-term debt agreements for each year through 2021 and thereafter are as follows:

(THOUSANDS)	CLECO	CLECO POWER
Amounts payable under long-term debt arrangements
For the year ending Dec. 31,
2017	$17,896	$17,896
2018	$19,193	$19,193
2019	$20,571	$20,571
2020	$11,055	$11,055
2021	$300,000	$—
Thereafter	$2,250,000	$1,200,000

Cleco Power [Member]
Debt Instrument [Line Items]
Total Indebtedness
Cleco Power’s total indebtedness as of December 31, 2016, and 2015 was as follows:

Cleco Power
	AT DEC. 31,
(THOUSANDS)	2016	2015
Bonds
Senior notes, 6.65%, due 2018	$—	$250,000
Senior notes, 3.68%, due 2025	75,000	75,000
Senior notes, 3.47%, due 2026	130,000	—
Senior notes, 4.33%, due 2027	50,000	50,000
Senior notes, 3.57%, due 2028	200,000	—
Senior notes, 6.50%, due 2035	295,000	295,000
Senior notes, 6.00%, due 2040	250,000	250,000
Senior notes, 5.12%, due 2041	100,000	100,000
Series A GO Zone bonds, 2.00%, due 2038, mandatory tender in 2020	50,000	50,000
Series B GO Zone bonds, 4.25%, due 2038	50,000	50,000
Solid waste disposal facility bonds, 4.70%, due 2036, callable November 1, 2016	—	60,000
Cleco Katrina/Rita’s storm recovery bonds, 4.41%, due 2020	1,115	17,929
Cleco Katrina/Rita’s storm recovery bonds, 5.61%, due 2023	67,600	67,600
Total bonds	1,268,715	1,265,529
Other long-term debt
Barge lease obligations, ending 2017	1,819	4,425
Gross amount of long-term debt	1,270,534	1,269,954
Less: long-term debt due within one year	17,896	16,814
Less: lease obligations classified as long-term debt due within one year	1,819	2,607
Unamortized debt discount	(6,342)	(6,885)
Unamortized debt issuance costs	(9,421)	(9,609)
Total long-term debt, net	$1,235,056	$1,234,039